Annual Total Returns[BarChart] - SA Allocation Moderate Growth Portfolio - Class 3	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.56%)	12.94%	17.28%	5.16%	(1.76%)	5.65%	15.20%	(5.96%)	20.61%	14.72%